CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues	$ 426,165,057	2,685,223,409	1,713,924,878	1,060,493,812
Cost of goods sold	345,198,359	2,175,060,342	1,308,303,166	811,865,247
Gross profit	80,966,698	510,163,067	405,621,712	248,628,565
Operating expenses:
Selling	838,152	5,281,112	2,981,049	2,370,530
General and administrative	8,535,280	53,779,944	42,734,994	20,177,351
Total operating expenses	9,373,432	59,061,056	45,716,043	22,547,881
Operating income	71,593,266	451,102,011	359,905,669	226,080,684
Other (income) expenses:
Interest income	(185,558)	(1,169,183)	(646,231)	(362,507)
Interest expense	5,414,204	34,114,359	12,608,465	9,961,785
Others, net	(5,129)	(32,319)	254,366	(6,191,254)
Total other expense, net	5,223,517	32,912,857	12,216,600	3,408,024
Income before income taxes	66,369,749	418,189,154	347,689,069	222,672,660
Income tax expense	16,695,183	105,194,680	88,264,738	56,262,029
Net income	49,674,566	312,994,474	259,424,331	166,410,631
Other Comprehensive Income:
Foreign currency translation adjustment	(14,400)	(90,730)	(154,780)	(239,818)
Total Comprehensive Income	49,660,166	312,903,744	259,269,551	166,170,813
Participation in undistributed earnings by preference shareholders			(27,744,622)	(42,868,951)
Net income attributable to ordinary shareholders	$ 49,674,566	312,994,474	231,679,709	123,541,680
Earnings per share:
Basic and Diluted	$ 1.93	12.17	11.07	8.32
Weighted average ordinary shares outstanding:
Basic and diluted	25,725,000	25,725,000	20,927,117	14,847,811